Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Disaggregation of Revenue
The table below presents the fees and commissions disaggregated by revenue source for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025.

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Deposit related fees	Rs.	40,749.9	Rs.	45,178.6	Rs.	49,755.2	US$	582.4
Lending related fees		48,878.2		55,501.7		63,372.6		741.8
Third-party products related fees		54,548.9		43,049.3		49,214.3		576.1
Payments and cards business fees		72,969.0		92,568.5		104,416.2		1,222.2
Investment Management Fee		—		20,819.1		36,902.3		432.0
Others		22,457.7		23,848.7		20,425.9		239.1

Fees and commissions	Rs.	239,603.7	Rs.	280,965.9	Rs.	324,086.5	US$	3,793.6

Summary of Disaggregation of Revenue from Business Segments
The table below presents the fees and commissions disaggregated by segment for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025.

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Retail Banking	Rs.	215,252.5	Rs.	229,890.7	Rs.	254,120.5	US$	2,974.5
Wholesale Banking		23,619.5		27,844.8		30,699.5		359.4
Treasury Services		731.7		414.9		159.7		1.9
Insurance services		—		—		—		—
Others		—		22,815.5		39,106.8		457.8

Fees and commissions	Rs.	239,603.7	Rs.	280,965.9	Rs.	324,086.5	US$	3,793.6